UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Overlay Shares Core Bond ETF
OVB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovb. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Core Bond ETF	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Core Bond ETF outperformed the Bloomberg US Aggregate Bond Index, gaining 4.44% on an  NAV basis compared to 1.89% for the Index. The main driver of relative performance came from the Overlay, which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	4.44	0.04	1.77
Bloomberg US Aggregate Bond Index	1.89	-0.29	0.77
Visit https://lsfunds.com/etfs/ovb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Core Bond ETF	PAGE 1	TSR-AR-53656F862

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$47,373,251
Number of Holdings	6
Net Advisory Fee	$312,142
Portfolio Turnover	8%
30-Day SEC Yield	3.36%
Distribution Yield	4.82%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	0.1%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $1,420,972 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Core Bond ETF	PAGE 2	TSR-AR-53656F862

Overlay Shares Foreign Equity ETF
OVF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovf. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Foreign Equity ETF	$90	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Foreign Equity ETF underperformed the MSCI All Country World Index ex US, gaining 26.78% on an NAV basis compared to 27.35% for the Index. While the Fund’s Overlay strategy delivered a positive contribution to performance, the Fund’s lower weighting to Emerging Markets caused underperformance as the MSCI Emerging Markets Index gained 39.41% compared to only 22.06% for the MSCI EAFE Index. The Overlay performed above expectations, gaining 3.31% on a gross basis, despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	26.78	9.19	9.38
MSCI AC WORLD INDEX ex USA Net (USD)	27.35	9.37	11.03
Visit https://lsfunds.com/etfs/ovf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Foreign Equity ETF	PAGE 1	TSR-AR-53656F870

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$61,265,855
Number of Holdings	8
Net Advisory Fee	$268,956
Portfolio Turnover	17%
30-Day SEC Yield	2.32%
Distribution Yield	10.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	12.2%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	-12.0%
MANAGED DISTRIBUTION
The Fund makes distributions of about 87.5bps monthly (10.5% annually).  As of August 31, 2026, $2,846,013 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Foreign Equity ETF	PAGE 2	TSR-AR-53656F870

Overlay Shares Hedged Large Cap Equity ETF
OVLH (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovlh. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Hedged Large Cap Equity ETF	$81	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 12.07% on an  NAV basis compared to 20.38% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	12.07	8.45	10.33
S&P 500 TR	20.38	12.79	14.99
Visit https://lsfunds.com/etfs/ovlh for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 1	TSR-AR-53656F581

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$108,821,071
Number of Holdings	8
Net Advisory Fee	$766,945
Portfolio Turnover	4%
30-Day SEC Yield	0.28%
Distribution Yield	0.30%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	97.8%
Purchased Options	2.3%
Cash & Other	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovlh.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 2	TSR-AR-53656F581

Overlay Shares Large Cap Equity ETF
OVL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovl. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Large Cap Equity ETF	$85	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Large Cap Equity ETF outperformed the S&P 500 TR Index, gaining 23.21% on an NAV basis compared to 20.38% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	23.21	12.80	17.24
S&P 500 TR	20.38	12.79	16.43
Visit https://lsfunds.com/etfs/ovl for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Large Cap Equity ETF	PAGE 1	TSR-AR-53656F805

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$431,471,123
Number of Holdings	6
Net Advisory Fee	$1,683,230
Portfolio Turnover	11%
30-Day SEC Yield	0.32%
Distribution Yield	10.49%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	0.1%
MANAGED DISTRIBUTION
The Fund makes distributions of about 87.5bps monthly (10.5% annually).  As of August 31, 2026, $15,479,825 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Large Cap Equity ETF	PAGE 2	TSR-AR-53656F805

Overlay Shares Municipal Bond ETF
OVM (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovm. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Municipal Bond ETF	$82	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Municipal Bond ETF outperformed the Bloomberg Municipal Bond Index, gaining 6.99% on an NAV basis compared to 4.12% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	6.99	0.95	2.43
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	0.77
Bloomberg Municipal Bond Index	4.12	0.54	1.46
Visit https://lsfunds.com/etfs/ovm for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Municipal Bond ETF	PAGE 1	TSR-AR-53656F854

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$44,812,696
Number of Holdings	7
Net Advisory Fee	$265,607
Portfolio Turnover	8%
30-Day SEC Yield	3.12%
Distribution Yield	5.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	23.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	-22.8%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $182,020 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovm.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Municipal Bond ETF	PAGE 2	TSR-AR-53656F854

Overlay Shares Short Term Bond ETF
OVT (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovt. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Short Term Bond ETF	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Short Term Bond ETF outperformed the Bloomberg US Corporate 1-5 Years Index, gaining 5.28% on an NAV basis compared to 2.80% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	5.28	2.71	2.94
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	-0.22
Bloomberg U.S. Corporate 1-5 years Index	2.80	2.40	2.22
Visit https://lsfunds.com/etfs/ovt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Short Term Bond ETF	PAGE 1	TSR-AR-53656F573

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$60,652,003
Number of Holdings	7
Net Advisory Fee	$416,862
Portfolio Turnover	9%
30-Day SEC Yield	3.80%
Distribution Yield	6.09%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Investments Purchased with Proceeds from Securities Lending	18.6%
Purchased Options	0.1%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	-18.5%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 16.7bps monthly (2% annual) in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return during the year, some or all of the additional 2% may be return of capital.  As of August 31, 2026, $699,791 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Short Term Bond ETF	PAGE 2	TSR-AR-53656F573

Overlay Shares Small Cap Equity ETF
OVS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovs. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Small Cap Equity ETF	$92	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2026, the Overlay Shares Small Cap Equity ETF outperformed the S&P 600 Small Cap TR Index, gaining 26.71% on an NAV basis compared to 24.08% for the Index. The main driver of relative performance came from the Overlay which delivered a gross contribution to the Fund of about +3.31%. The Overlay performed above expectations despite a meaningful equity pullback in early 2026. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	26.71	6.91	11.81
S&P 500 TR	20.38	12.79	16.43
S&P SmallCap 600 TR	24.08	6.92	11.09
Visit https://lsfunds.com/etfs/ovs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Small Cap Equity ETF	PAGE 1	TSR-AR-53656F888

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$39,098,423
Number of Holdings	6
Net Advisory Fee	$165,440
Portfolio Turnover	6%
30-Day SEC Yield	0.39%
Distribution Yield	10.30%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.3%
Cash & Other	0.1%
MANAGED DISTRIBUTION
The Fund makes distributions of about 87.5bps monthly (10.5% annually).  As of August 31, 2026, $1,553,767 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Small Cap Equity ETF	PAGE 2	TSR-AR-53656F888

Overlay Shares Enhanced Equity Fund
OVEEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Enhanced Equity Fund for the period of July 10, 2026, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/mutual-funds/oveex. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Overlay Shares Enhanced Equity Fund	$37	2.49%
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This Fund is new and has limited operation history. The inception date is July 10, 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2026)
Overlay Shares Enhanced Equity Fund NAV	4.08
S&P 500 (TR)	1.60
Visit https://lsfunds.com/mutual-funds/oveex for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Enhanced Equity Fund	PAGE 1	TSR-AR-53656H645

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,037
Number of Holdings	2
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
Distribution Yield	0.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	141.9%
Cash & Other	-41.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/mutual-funds/oveex.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Enhanced Equity Fund	PAGE 2	TSR-AR-53656H645

Overlay Shares Hedged Equity Fund
OVHEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Overlay Shares Hedged Equity Fund for the period of July 10, 2026, to August 31, 2026. You can find additional information about the Fund at https://lsfunds.com/mutual-funds/ovhex. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Overlay Shares Hedged Equity Fund	$37	2.49%
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2026. Expenses would be higher if the fund had been in operations for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This Fund is new and has limited operation history. The inception date is July 10, 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2026)
Overlay Shares Hedged Equity Fund NAV	4.84
S&P 500 (TR)	1.60
Visit https://lsfunds.com/mutual-funds/ovhex for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Hedged Equity Fund	PAGE 1	TSR-AR-53656H637

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,050
Number of Holdings	2
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
Distribution Yield	0.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Security Type	(%)
Exchange Traded Funds	75.6%
Cash & Other	24.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/mutual-funds/ovhex.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Equity Fund	PAGE 2	TSR-AR-53656H637

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$137,450	$98,350
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$33,750	$23,975
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Overlay Shares ETFs
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Small Cap Equity ETF (OVS)
Annual Financial Statements & Additional Information
August 31, 2026

OVERLAY SHARES CORE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.1%
iShares Core U.S. Aggregate Bond ETF(a)(b)		486,555	$47,395,323
TOTAL EXCHANGE TRADED FUNDS (Cost $53,237,378)			47,395,323
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$12,297,824	16	35,600
Expiration: 09/11/2026; Exercise Price: $7,450.00	12,297,824	16	14,240
TOTAL PURCHASED OPTIONS (Cost $57,626)			49,840
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 3.59%(h)		16,367	16,367
TOTAL MONEY MARKET FUNDS (Cost $16,367)			16,367
TOTAL INVESTMENTS - 100.2% (Cost $53,311,371)			$47,461,530
Liabilities in Excess of Other Assets - (0.2)%			(88,279)
TOTAL NET ASSETS - 100.0%			$47,373,251

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $3,409,350.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

OVERLAY SHARES CORE BOND ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(12,297,824)	(16)	$(103,840)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(12,297,824)	(16)	(61,840)
TOTAL WRITTEN OPTIONS (Premiums received $148,516)			$(165,680)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$47,395,323	$—	$—	$47,395,323
Purchased Options	—	49,840	—	49,840
Money Market Funds	16,367	—	—	16,367
Total Investments	$47,411,690	$49,840	$—	$47,461,530
Liabilities:
Investments:
Written Options	$—	$(165,680)	$—	$(165,680)
Total Written Options	$—	$(165,680)	$—	$(165,680)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

OVERLAY SHARES FOREIGN EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares Core MSCI EAFE ETF(a)(b)(c)		457,783	$45,897,324
iShares Core MSCI Emerging Markets ETF(b)		188,310	15,390,576
TOTAL EXCHANGE TRADED FUNDS (Cost $51,154,823)			61,287,900
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(d)
Put Options - 0.1%
CBOE S&P 500 Index(e)(f)(g)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$15,372,280	20	44,500
Expiration: 09/11/2026; Exercise Price: $7,450.00	15,372,280	20	17,800
TOTAL PURCHASED OPTIONS (Cost $72,022)			62,300
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(h)		7,457,797	7,457,797
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,457,797)			7,457,797
		Shares
MONEY MARKET FUNDS - 0.0%(i)
First American Government Obligations Fund - Class X, 3.59%(h)		20,528	20,528
TOTAL MONEY MARKET FUNDS (Cost $20,528)			20,528
TOTAL INVESTMENTS - 112.3% (Cost $58,705,170)			$68,828,525
Liabilities in Excess of Other Assets - (12.3)%			(7,562,670)
TOTAL NET ASSETS - 100.0%			$61,265,855

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $7,294,817.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $5,013,000.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(i)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

OVERLAY SHARES FOREIGN EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(15,372,280)	(20)	$(129,800)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(15,372,280)	(20)	(77,300)
TOTAL WRITTEN OPTIONS (Premiums received $185,655)			$(207,100)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$61,287,900	$—	$—	$61,287,900
Purchased Options	—	62,300	—	62,300
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,457,797
Money Market Funds	20,528	—	—	20,528
Total Investments	$61,308,428	$62,300	$—	$68,828,525
Liabilities:
Investments:
Written Options	$—	$(207,100)	$—	$(207,100)
Total Written Options	$—	$(207,100)	$—	$(207,100)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

4

OVERLAY SHARES HEDGED LARGE CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 97.8%
Vanguard S&P 500 ETF(a)		150,969	$106,416,538
TOTAL EXCHANGE TRADED FUNDS (Cost $88,706,414)			106,416,538
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.3%(b)
Put Options - 2.3%
CBOE S&P 500 Index(c)(d)
Expiration: 09/18/2026; Exercise Price: $6,800.00	$19,215,350	25	8,000
Expiration: 10/16/2026; Exercise Price: $7,100.00	19,215,350	25	67,250
Expiration: 01/15/2027; Exercise Price: $7,100.00	19,215,350	25	248,125
Expiration: 03/19/2027; Exercise Price: $7,100.00	19,215,350	25	367,000
Expiration: 06/17/2027; Exercise Price: $7,100.00	19,215,350	25	517,125
Expiration: 08/20/2027; Exercise Price: $7,100.00	19,215,350	25	609,125
Expiration: 09/17/2027; Exercise Price: $7,100.00	19,215,350	25	646,625
TOTAL PURCHASED OPTIONS (Cost $3,121,973)			2,463,250
TOTAL INVESTMENTS - 100.1% (Cost $91,828,387)			$108,879,788
Liabilities in Excess of Other Assets - (0.1)%			(58,717)
TOTAL NET ASSETS - 100.0%			$108,821,071

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$106,416,538	$—	$—	$106,416,538
Purchased Options	—	2,463,250	—	2,463,250
Total Investments	$106,416,538	$2,463,250	$—	$108,879,788

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Large Cap Equity ETF
Schedule of Investments
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Vanguard S&P 500 ETF(a)(b)		611,831	$431,273,554
TOTAL EXCHANGE TRADED FUNDS (Cost $383,724,559)			431,273,554
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$106,068,732	138	307,050
Expiration: 09/11/2026; Exercise Price: $7,450.00	106,837,346	139	123,710
TOTAL PURCHASED OPTIONS (Cost $497,817)			430,760
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.59%(g)		436,270	436,270
TOTAL MONEY MARKET FUNDS (Cost $436,270)			436,270
TOTAL INVESTMENTS - 100.2% (Cost $384,658,646)			$432,140,584
Liabilities in Excess of Other Assets - (0.2)%			(669,461)
TOTAL NET ASSETS - 100.0%			$431,471,123

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $35,244,500.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(106,068,732)	(138)	$(895,620)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(106,837,346)	(139)	(537,235)
TOTAL WRITTEN OPTIONS (Premiums received $1,284,826)			$(1,432,855)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$431,273,554	$—	$—	$431,273,554
Purchased Options	—	430,760	—	430,760
Money Market Funds	436,270	—	—	436,270
Total Investments	$431,709,824	$430,760	$—	$432,140,584
Liabilities:
Investments:
Written Options	$—	$(1,432,855)	$—	$(1,432,855)
Total Written Options	$—	$(1,432,855)	$—	$(1,432,855)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

7

OVERLAY SHARES MUNICIPAL BOND ETF
Schedule of Investments
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares National Muni Bond ETF(a)(b)(c)		426,413	$44,816,006
TOTAL EXCHANGE TRADED FUNDS (Cost $45,995,593)			44,816,006
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(d)
Put Options - 0.1%
CBOE S&P 500 Index(e)(f)(g)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$10,760,596	14	31,150
Expiration: 09/11/2026; Exercise Price: $7,450.00	11,529,210	15	13,350
TOTAL PURCHASED OPTIONS (Cost $51,429)			44,500
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(h)		10,295,168	10,295,168
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,295,168)			10,295,168
		Shares
MONEY MARKET FUNDS - 0.0%(i)
First American Government Obligations Fund - Class X, 3.59%(h)		7,803	7,803
TOTAL MONEY MARKET FUNDS (Cost $7,803)			7,803
TOTAL INVESTMENTS - 123.1% (Cost $56,349,993)			$55,163,477
Liabilities in Excess of Other Assets - (23.1)%			(10,350,781)
TOTAL NET ASSETS - 100.0%			$44,812,696

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $10,065,322.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $3,678,500.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(i)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

OVERLAY SHARES MUNICIPAL BOND ETF
Schedule of Written Options
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(10,760,596)	(14)	$(90,860)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(11,529,210)	(15)	(57,975)
TOTAL WRITTEN OPTIONS (Premiums received $133,616)			$(148,835)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$44,816,006	$—	$—	$44,816,006
Purchased Options	—	44,500	—	44,500
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,295,168
Money Market Funds	7,803	—	—	7,803
Total Investments	$44,823,809	$44,500	$—	$55,163,477
Liabilities:
Investments:
Written Options	$—	$(148,835)	$—	$(148,835)
Total Written Options	$—	$(148,835)	$—	$(148,835)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

9

OVERLAY SHARES SHORT TERM BOND ETF
Schedule of Investments
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Vanguard Short-Term Corporate Bond ETF(a)(b)(c)		772,388	$60,655,630
TOTAL EXCHANGE TRADED FUNDS (Cost $62,221,662)			60,655,630
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(d)
Put Options - 0.1%
CBOE S&P 500 Index(e)(f)(g)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$15,372,280	20	44,500
Expiration: 09/11/2026; Exercise Price: $7,450.00	15,372,280	20	17,800
TOTAL PURCHASED OPTIONS (Cost $72,022)			62,300
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(h)		11,277,452	11,277,452
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,277,452)			11,277,452
		Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.59%(h)		34,453	34,453
TOTAL MONEY MARKET FUNDS (Cost $34,453)			34,453
TOTAL INVESTMENTS - 118.8% (Cost $73,605,589)			$72,029,835
Liabilities in Excess of Other Assets - (18.8)%			(11,377,832)
TOTAL NET ASSETS - 100.0%			$60,652,003

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $11,035,742.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $7,853,000.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

10

OVERLAY SHARES SHORT TERM BOND ETF
Schedule of Written Options
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(15,372,280)	(20)	$(129,800)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(15,372,280)	(20)	(77,300)
TOTAL WRITTEN OPTIONS (Premiums received $185,655)			$(207,100)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$60,655,630	$—	$—	$60,655,630
Purchased Options	—	62,300	—	62,300
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,277,452
Money Market Funds	34,453	—	—	34,453
Total Investments	$60,690,083	$62,300	$—	$72,029,835
Liabilities:
Investments:
Written Options	$—	$(207,100)	$—	$(207,100)
Total Written Options	$—	$(207,100)	$—	$(207,100)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

11

OVERLAY SHARES SMALL CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

		Shares	Value
EXCHANGE TRADED FUNDS - 100.1%
iShares Core S&P Small-Cap ETF(a)(b)		270,620	$39,110,002
TOTAL EXCHANGE TRADED FUNDS (Cost $34,142,099)			39,110,002
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/03/2026; Exercise Price: $7,675.00	$9,991,982	13	28,925
Expiration: 09/11/2026; Exercise Price: $7,450.00	9,991,982	13	11,570
TOTAL PURCHASED OPTIONS (Cost $46,828)			40,495

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 3.59%(h)	9,730	9,730
TOTAL MONEY MARKET FUNDS (Cost $9,730)		9,730
TOTAL INVESTMENTS - 100.2% (Cost $34,198,657)		$39,160,227
Liabilities in Excess of Other Assets - (0.2)%		(61,804)
TOTAL NET ASSETS - 100.0%		$39,098,423

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $5,780,800.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

12

OVERLAY SHARES SMALL CAP EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Put Options - (0.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/03/2026; Exercise Price: $7,750.00	$(9,991,982)	(13)	$(84,370)
Expiration: 09/11/2026; Exercise Price: $7,650.00	(9,991,982)	(13)	(50,245)
TOTAL WRITTEN OPTIONS (Premiums received $120,662)			$(134,615)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$39,110,002	$—	$—	$39,110,002
Purchased Options	—	40,495	—	40,495
Money Market Funds	9,730	—	—	9,730
Total Investments	$39,119,732	$40,495	$—	$39,160,227
Liabilities:
Investments:
Written Options	$—	$(134,615)	$—	$(134,615)
Total Written Options	$—	$(134,615)	$—	$(134,615)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

13

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
August 31, 2026

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
ASSETS:
Investments, at value	$47,461,530	$68,828,525	$108,879,788	$432,140,584	$55,163,477
Deposits at broker for option contracts	105,525	135,642	5,262	924,873	96,538
Dividends receivable	210	218	154	2,308	193
Receivable for fund shares sold	—	—	—	3,989,811	—
Security lending income receivable	—	237	—	—	22,894
Prepaid expenses and other assets	2,050	1,762	8,206	5,332	1,921
Total assets	47,569,315	68,966,384	108,893,410	437,062,908	55,285,023
LIABILITIES:
Written options, at value	165,680	207,100	—	1,432,855	148,835
Payable to Adviser	30,384	35,632	72,339	250,111	28,324
Payable for investments purchased	—	—	—	3,908,819	—
Payable upon return of securities loaned	—	7,457,797	—	—	10,295,168
Total liabilities	196,064	7,700,529	72,339	5,591,785	10,472,327
NET ASSETS	$47,373,251	$61,265,855	$108,821,071	$431,471,123	$44,812,696
Net Assets Consist of:
Paid-in capital	$53,971,306	$51,257,167	$101,687,566	$384,373,403	$46,361,786
Total distributable earnings/ (accumulated losses)	(6,598,055)	10,008,688	7,133,505	47,097,720	(1,549,090)
Total net assets	$47,373,251	$61,265,855	$108,821,071	$431,471,123	$44,812,696
Net assets	$47,373,251	$61,265,855	$108,821,071	$431,471,123	$44,812,696
Shares issued and outstanding (unlimited shares authorized without par value)	2,365,000	1,920,000	2,570,000	7,570,000	2,115,000
Net asset value per share	$20.03	$31.91	$42.34	$57.00	$21.19
Cost:
Investments, at cost	$53,311,371	$58,705,170	$91,828,387	$384,658,646	$56,349,993
Proceeds:
Written options premium received	$148,516	$185,655	$—	$1,284,826	$133,616
Loaned Securities:
at value (included in investments)	$—	$7,294,817	$—	$—	$10,065,322

The accompanying notes are an integral part of these financial statements.

14

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
August 31, 2026(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
ASSETS:
Investments, at value	$72,029,835	$39,160,227
Receivable for investments sold	431,601	—
Deposits at broker for option contracts	142,328	95,487
Security lending income receivable	1,071	—
Dividends receivable	251	156
Prepaid expenses and other assets	2,291	1,254
Total assets	72,607,377	39,257,124
LIABILITIES:
Written options, at value	207,100	134,615
Payable upon return of securities loaned	11,277,452	—
Payable for fund shares redeemed	431,686	—
Payable to Adviser	39,136	24,086
Total liabilities	11,955,374	158,701
NET ASSETS	$60,652,003	$39,098,423
Net Assets Consist of:
Paid-in capital	$62,488,446	$34,226,586
Total distributable earnings/(accumulated losses)	(1,836,443)	4,871,837
Total net assets	$60,652,003	$39,098,423
Net assets	$60,652,003	$39,098,423
Shares issued and outstanding (unlimited shares authorized without par value)	2,810,000	960,000
Net asset value per share	$21.58	$40.73
Cost:
Investments, at cost	$73,605,589	$34,198,657
Proceeds:
Written options premium received	$185,655	$120,662
Loaned Securities:
at value (included in investments)	$11,035,742	$—

The accompanying notes are an integral part of these financial statements.

15

OVERLAY SHARES ETFs
Statements of Operations
For the Year Ended August 31, 2026

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$1,631,487	$1,151,190	$1,127,610	$2,418,797	$1,106,645
Interest income	—	—	—	1,327	—
Securities lending income	248	1,766	507	801	206,663
Total investment income	1,631,735	1,152,956	1,128,117	2,420,925	1,313,308
EXPENSES:
Investment advisory fee	312,142	268,956	766,945	1,683,230	265,607
Interest expense	13,835	14,158	14,409	15,240	13,860
Income tax expense	—	—	920	—	—
Total expenses	325,977	283,114	782,274	1,698,470	279,467
Net investment income	1,305,758	869,842	345,843	722,455	1,033,841
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,820,158)	(2,497,958)	2,516,018	(11,157,285)	(2,871,149)
Written options	4,544,619	3,710,564	—	22,722,502	3,796,857
Net realized gain	724,461	1,212,606	2,516,018	11,565,217	925,708
Net change in unrealized appreciation (depreciation) on:
Investments	(341,495)	6,158,932	8,374,979	33,339,001	92,026
Written options	(89,892)	(70,973)	—	(485,694)	(69,941)
Net change in unrealized appreciation (depreciation)	(431,387)	6,087,959	8,374,979	32,853,307	22,085
Net realized and unrealized gain	293,074	7,300,565	10,890,997	44,418,524	947,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,598,832	$8,170,407	$11,236,840	$45,140,979	$1,981,634

The accompanying notes are an integral part of these financial statements.

16

OVERLAY SHARES ETFs
Statements of Operations
For the Year Ended August 31, 2026(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$2,441,384	$256,923
Securities lending income	12,912	1,081
Total investment income	2,454,296	258,004
EXPENSES:
Investment advisory fee	416,862	165,440
Interest expense	14,211	13,845
Total expenses	431,073	179,285
Net investment income	2,023,223	78,719
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,483,391)	(1,552,420)
Written options	6,074,350	2,197,973
Net realized gain	1,590,959	645,553
Net change in unrealized appreciation (depreciation) on:
Investments	(737,242)	4,019,685
Written options	(124,293)	(45,122)
Net change in unrealized appreciation (depreciation)	(861,535)	3,974,563
Net realized and unrealized gain	729,424	4,620,116
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,752,647	$4,698,835

The accompanying notes are an integral part of these financial statements.

17

OVERLAY SHARES ETFs
Statements of Changes in Net Assets

	Overlay Shares Core Bond ETF		Overlay Shares Foreign Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$1,305,758	$1,498,548	$869,842	$468,169
Net realized gain (loss)	724,461	(1,609,101)	1,212,606	517,360
Net change in unrealized appreciation (depreciation)	(431,387)	796,501	6,087,959	1,564,424
Net increase in net assets from operations	1,598,832	685,948	8,170,407	2,549,953
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,400,537)	(1,498,548)	(1,128,543)	(468,169)
From return of capital	(1,427,019)	(1,408,211)	(2,894,967)	(499,395)
Total distributions to shareholders	(2,827,556)	(2,906,759)	(4,023,510)	(967,564)
CAPITAL TRANSACTIONS:
Creations	20,388,498	15,186,024	33,018,553	9,176,448
Redemptions	(8,485,628)	(25,104,211)	(882,132)	(4,396,333)
Net increase (decrease) in net assets from capital transactions	11,902,870	(9,918,187)	32,136,421	4,780,115
Net increase (decrease) in net assets	10,674,146	(12,138,998)	36,283,318	6,362,504
NET ASSETS:
Beginning of the year	36,699,105	48,838,103	24,982,537	18,620,033
End of the year	$47,373,251	$36,699,105	$61,265,855	$24,982,537
SHARE TRANSACTIONS
Shares sold	990,000	730,000	1,060,000	350,000
Shares redeemed	(410,000)	(1,240,000)	(30,000)	(180,000)
Total increase (decrease) in shares outstanding	580,000	(510,000)	1,030,000	170,000

The accompanying notes are an integral part of these financial statements.

18

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Hedged Large Cap Equity ETF		Overlay Shares Large Cap Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$345,843	$181,008	$722,455	$1,137,908
Net realized gain	2,516,018	3,255,624	11,565,217	23,237,286
Net change in unrealized appreciation (depreciation)	8,374,979	5,807,621	32,853,307	(2,287,920)
Net increase in net assets from operations	11,236,840	9,244,253	45,140,979	22,087,274
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(309,528)	(118,592)	(5,401,486)	(1,137,908)
From return of capital	—	—	(15,500,267)	(5,379,579)
Total distributions to shareholders	(309,528)	(118,592)	(20,901,753)	(6,517,487)
CAPITAL TRANSACTIONS:
Creations	55,750,274	92,501,464	278,361,562	236,317,331
Redemptions	(34,402,619)	(47,939,747)	(39,908,449)	(264,425,716)
Net increase (decrease) in net assets from capital transactions	21,347,655	44,561,717	238,453,113	(28,108,385)
Net increase (decrease) in net assets	32,274,967	53,687,378	262,692,339	(12,538,598)
NET ASSETS:
Beginning of the year	76,546,104	22,858,726	168,778,784	181,317,382
End of the year	$108,821,071	$76,546,104	$431,471,123	$168,778,784
SHARE TRANSACTIONS
Shares sold	1,400,000	2,730,000	4,980,000	5,120,000
Shares redeemed	(850,000)	(1,400,000)	(760,000)	(5,760,000)
Total increase (decrease) in shares outstanding	550,000	1,330,000	4,220,000	(640,000)

The accompanying notes are an integral part of these financial statements.

19

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Municipal Bond ETF		Overlay Shares Short Term Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$1,033,841	$643,183	$2,023,223	$1,785,390
Net realized gain (loss)	925,708	(409,392)	1,590,959	(44,663)
Net change in unrealized appreciation (depreciation)	22,085	(596,170)	(861,535)	867,837
Net increase (decrease) in net assets from operations	1,981,634	(362,379)	2,752,647	2,608,564
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,803,246)	(643,183)	(3,614,951)	(1,893,222)
From return of capital	(360,688)	(784,690)	(818,454)	(1,295,551)
Total distributions to shareholders	(2,163,934)	(1,427,873)	(4,433,405)	(3,188,773)
CAPITAL TRANSACTIONS:
Creations	20,538,002	10,717,979	13,859,365	88,777,161
Redemptions	(2,818,560)	(4,562,745)	(3,080,840)	(80,228,776)
Net increase in net assets from capital transactions	17,719,442	6,155,234	10,778,525	8,548,385
NET INCREASE IN NET ASSETS	17,537,142	4,364,982	9,097,767	7,968,176
NET ASSETS:
Beginning of the year	27,275,554	22,910,572	51,554,236	43,586,060
End of the year	$44,812,696	$27,275,554	$60,652,003	$51,554,236
SHARE TRANSACTIONS
Shares sold	950,000	490,000	630,000	4,000,000
Shares redeemed	(130,000)	(220,000)	(140,000)	(3,610,000)
Total increase in shares outstanding	820,000	270,000	490,000	390,000

The accompanying notes are an integral part of these financial statements.

20

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Small Cap Equity ETF
	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income	$78,719	$154,127
Net realized gain	645,553	640,739
Net change in unrealized appreciation (depreciation)	3,974,563	(198,639)
Net increase in net assets from operations	4,698,835	596,227
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(590,516)	(164,857)
From return of capital	(1,582,969)	(330,803)
Total distributions to shareholders	(2,173,485)	(495,660)
CAPITAL TRANSACTIONS:
Creations	21,442,765	10,807,449
Redemptions	(711,858)	(7,248,254)
Net increase in net assets from capital transactions	20,730,907	3,559,195
Net increase in net assets	23,256,257	3,659,762
NET ASSETS:
Beginning of the year	15,842,166	12,182,404
End of the year	$39,098,423	$15,842,166
SHARE TRANSACTIONS
Shares sold	530,000	320,000
Shares redeemed	(20,000)	(210,000)
Total increase in shares outstanding	510,000	110,000

The accompanying notes are an integral part of these financial statements.

21

OVERLAY SHARES CORE BOND ETF
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$20.56	$21.28	$20.37	$21.54	$26.40
INVESTMENT OPERATIONS:
Net investment income(a)	0.65	0.64	0.57	0.44	0.26
Net realized and unrealized gain (loss) on investments(b)	0.25	(0.15)	1.45	(0.59)	(3.99)
Total from investment operations	0.90	0.49	2.02	(0.15)	(3.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.63)	(0.57)	(0.42)	(0.23)
Net realized gains	—	—	—	—	(0.43)
Return of capital	(0.61)	(0.58)	(0.54)	(0.60)	(0.47)
Total distributions	(1.43)	(1.21)	(1.11)	(1.02)	(1.13)
Net asset value, end of year	$20.03	$20.56	$21.28	$20.37	$21.54
Total return	4.44%	2.44%	10.33%	−0.63%	−14.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$47,373	$36,699	$48,838	$49,405	$64,634
Ratio of expenses to average net assets(c)	0.78%	0.76%	0.76%	0.84%	0.77%
Ratio of interest expense to average net assets(c)	0.03%	0.01%	0.01%	0.09%	0.02%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	3.14%	3.13%	2.78%	2.13%	1.07%
Portfolio turnover rate(d)	8%	9%	11%	3%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Overlay Shares Foreign Equity ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$28.07	$25.86	$22.36	$21.04	$27.84
INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.65	0.57	0.45	0.44
Net realized and unrealized gain (loss) on investments(b)	6.44	2.90	4.03	1.89	(6.04)
Total from investment operations	7.18	3.55	4.60	2.34	(5.60)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.14)	(0.70)	(0.57)	(0.48)	(0.54)
Net realized gains	—	—	—	—	(0.14)
Return of capital	(2.20)	(0.64)	(0.53)	(0.54)	(0.52)
Total distributions	(3.34)	(1.34)	(1.10)	(1.02)	(1.20)
Net asset value, end of year	$31.91	$28.07	$25.86	$22.36	$21.04
Total return	26.78%	14.37%	21.15%	11.35%	−20.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$61,266	$24,983	$18,620	$16,770	$11,046
Ratio of expenses to average net assets(c)	0.79%	0.76%	0.76%	0.80%	0.78%
Ratio of interest expense to average net assets(c)	0.04%	0.01%	0.01%	0.05%	0.03%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	2.43%	2.53%	2.41%	2.04%	1.79%
Portfolio turnover rate(d)	17%	12%	12%	117%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Overlay Shares Hedged Large Cap Equity ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$37.89	$33.13	$27.98	$25.53	$28.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.14	0.24	0.23	0.14
Net realized and unrealized gain (loss) on investments(b)	4.43	4.73	5.15	2.42	(3.46)
Total from investment operations	4.57	4.87	5.39	2.65	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.23)	(0.15)	(0.12)
Net realized gains	—	—	—	(0.05)	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.12)	(0.11)	(0.24)	(0.20)	(0.12)
Net asset value, end of year	$42.34	$37.89	$33.13	$27.98	$25.53
Total return	12.07%	14.75%	19.37%	10.49%	−11.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$108,821	$76,546	$22,859	$96,534	$26,165
Ratio of expenses to average net assets(c)	0.76%	0.77%	0.82%	0.90%	0.85%
Ratio of tax and interest expense to average net assets(c)	0.01%	0.02%	0.07%	0.15%	0.10%
Ratio of expenses to average net assets excluding tax and interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	0.34%	0.41%	0.83%	0.86%	0.51%
Portfolio turnover rate(d)	4%	23%	21%	5%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Overlay Shares Large Cap Equity ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$50.38	$45.44	$36.08	$32.22	$39.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.28	0.29	0.32	0.23
Net realized and unrealized gain (loss) on investments(b)	11.08	6.19	10.39	4.73	(5.74)
Total from investment operations	11.26	6.47	10.68	5.05	(5.51)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(0.28)	(0.26)	(0.23)	(0.30)
Net realized gains	(0.82)	—	—	—	(0.57)
Return of capital	(3.05)	(1.25)	(1.06)	(0.96)	(0.61)
Total distributions	(4.64)	(1.53)	(1.32)	(1.19)	(1.48)
Net asset value, end of year	$57.00	$50.38	$45.44	$36.08	$32.22
Total return	23.21%	14.61%	30.25%	16.19%	−14.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$431,471	$168,779	$181,317	$157,865	$248,933
Ratio of expenses to average net assets(c)	0.76%	0.76%	0.76%	0.84%	0.77%
Ratio of interest expense to average net assets(c)	0.01%	0.01%	0.01%	0.09%	0.02%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	0.32%	0.60%	0.74%	0.98%	0.65%
Portfolio turnover rate(d)	11%	7%	11%	1%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

Overlay Shares Municipal Bond ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.06	$22.35	$21.70	$22.11	$26.37
INVESTMENT OPERATIONS:
Net investment income(a)	0.63	0.51	0.47	0.39	0.25
Net realized and unrealized gain (loss) on investments(b)	0.83	(0.67)	1.23	0.18	(3.03)
Total from investment operations	1.46	(0.16)	1.70	0.57	(2.78)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.55)	(0.75)	(0.38)	(0.29)
Net realized gains	(0.32)	—	(0.24)	—	(0.80)
Return of capital	(0.17)	(0.58)	(0.06)	(0.60)	(0.39)
Total distributions	(1.33)	(1.13)	(1.05)	(0.98)	(1.48)
Net asset value, end of year	$21.19	$21.06	$22.35	$21.70	$22.11
Total return	6.99%	−0.73%	8.05%	2.67%	−11.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,813	$27,276	$22,911	$14,650	$14,922
Ratio of expenses to average net assets(c)	0.79%	0.76%	0.76%	0.81%	0.77%
Ratio of interest expense to average net assets(c)	0.04%	0.01%	0.01%	0.06%	0.02%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	2.92%	2.36%	2.15%	1.77%	1.03%
Portfolio turnover rate(d)	8%	7%	12%	3%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

Overlay Shares Short Term Bond ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$22.22	$22.58	$21.53	$21.93	$25.30
INVESTMENT OPERATIONS:
Net investment income(a)	0.80	0.76	0.63	0.42	0.20
Net realized and unrealized gain (loss) on investments(b)	0.34	0.27	1.70	0.17	(2.52)
Total from investment operations	1.14	1.03	2.33	0.59	(2.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(0.78)	(0.75)	(0.44)	(0.27)
Net realized gains	(0.39)	(0.03)	(0.22)	—	(0.30)
Return of capital	(0.29)	(0.58)	(0.31)	(0.55)	(0.48)
Total distributions	(1.78)	(1.39)	(1.28)	(0.99)	(1.05)
Net asset value, end of year	$21.58	$22.22	$22.58	$21.53	$21.93
Total return	5.28%	4.79%	11.23%	2.81%	−9.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$60,652	$51,554	$43,586	$63,522	$58,116
Ratio of expenses to average net assets(c)	0.78%	0.76%	0.76%	0.81%	0.77%
Ratio of interest expense to average net assets(c)	0.03%	0.01%	0.01%	0.06%	0.02%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	3.64%	3.44%	2.90%	1.95%	0.85%
Portfolio turnover rate(d)	9%	7%	13%	3%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

Overlay Shares Small Cap Equity ETF
Financial Highlights

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$35.20	$35.83	$30.86	$30.26	$37.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.42	0.20	0.24	0.25
Net realized and unrealized gain (loss) on investments(b)	8.93	0.35	5.85	1.42	(5.77)
Total from investment operations	9.07	0.77	6.05	1.66	(5.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.47)	(0.31)	(0.23)	(0.34)
Net realized gains	(0.69)	(0.02)	(0.42)	—	(0.34)
Return of capital	(2.26)	(0.91)	(0.35)	(0.83)	(0.74)
Total distributions	(3.54)	(1.40)	(1.08)	(1.06)	(1.42)
Net asset value, end of year	$40.73	$35.20	$35.83	$30.86	$30.26
Total return	26.71%	2.41%	20.16%	5.75%	−15.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,098	$15,842	$12,182	$7,715	$7,565
Ratio of expenses to average net assets(c)	0.81%	0.77%	0.77%	0.82%	0.78%
Ratio of interest expense to average net assets(c)	0.06%	0.02%	0.02%	0.07%	0.03%
Ratio of expenses to average net assets excluding interest expense(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(c)	0.36%	1.24%	0.61%	0.81%	0.74%
Portfolio turnover rate(d)	6%	6%	9%	2%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Funds in the table below may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”). The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund's net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. Each Fund in the table below is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Exposure
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVS	U.S. small cap equity securities

OVLH is an actively-managed ETF that seeks long term capital appreciation while mitigating overall market risk by investing in one or more other ETFs that seek to obtain exposure to the performance of U.S. large-cap equity securities or directly in the securities held by such ETFs and purchasing long-term out-of-the-money put option to seek to hedge against significant declines in U.S. large-cap equities.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) -- Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds' financial position or the results of its operations.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

29

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of August 31, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

30

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are fair valued by the fair valuation committee at the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out distributions from net investment income and 50 bps in anticipated income from the options overlay, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to unrecognized tax benefits in the fiscal year 2026. At August 31, 2026, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. These investments may incur financing charges imposed by brokers, which are presented as interest expense on the Statements of Operations.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2026, the Funds’ derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the year ended August 31, 2026, were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF
Purchased Put Options	$71,660	$63,107	$2,264,096	$406,063
Written Put Options	(158,305)	(142,284)	—	(912,736)

	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$61,501	$97,486	$39,931
Written Put Options	(139,100)	(217,188)	(88,595)

32

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of August 31, 2026:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Core Bond ETF	Purchased Options	$49,840	$—
	Written Options	—	165,680
Overlay Shares Foreign Equity ETF	Purchased Options	62,300	—
	Written Options	—	207,100
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	2,463,250	—
	Written Options	—	—
Overlay Shares Large Cap Equity ETF	Purchased Options	430,760	—
	Written Options	—	1,432,855
Overlay Shares Municipal Bond ETF	Purchased Options	44,500	—
	Written Options	—	148,835
Overlay Shares Short Term Bond ETF	Purchased Options	62,300	—
	Written Options	—	207,100
Overlay Shares Small Cap Equity ETF	Purchased Options	40,495	—
	Written Options	—	134,615

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended August 31, 2026:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
		Purchased Options*	Written Options	Purchased Options*	Written Options
Overlay Shares Core Bond ETF	Equity Risk Contracts	$(3,207,091)	$4,544,619	$41,258	$(89,892)
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(2,685,167)	3,710,564	23,575	(70,973)
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(6,002,363)	—	(285,901)	—
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	(16,742,052)	22,722,502	160,649	(485,694)
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(2,710,593)	3,796,857	29,870	(69,941)
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(4,287,543)	6,074,350	59,490	(124,293)
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(1,633,577)	2,197,973	14,686	(45,122)

*	Included as a component of Investments on the Funds’ Statements of Operations.

33

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accountant, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.

34

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended August 31, 2026
	Ordinary Income(1)(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,400,537	$—	$—	$1,427,019
Overlay Shares Foreign Equity ETF	1,128,543	—	—	2,894,967
Overlay Shares Hedged Large Cap Equity ETF	309,528	—	—	—
Overlay Shares Large Cap Equity ETF	2,645,736	—	2,755,750	15,500,267
Overlay Shares Municipal Bond ETF	411,224	827,830	564,192	360,688
Overlay Shares Short Term Bond ETF	2,599,062	—	1,015,889	818,454
Overlay Shares Small Cap Equity ETF	270,319	—	320,197	1,582,969

	Year Ended August 31, 2025
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,498,548	$—	$—	$1,408,211
Overlay Shares Foreign Equity ETF	468,169	—	—	499,395
Overlay Shares Hedged Large Cap Equity ETF	118,592	—	—	—
Overlay Shares Large Cap Equity ETF	1,137,908	—	—	5,379,579
Overlay Shares Municipal Bond ETF	7,309	635,874	—	784,690
Overlay Shares Short Term Bond ETF	1,826,706	—	66,516	1,295,551
Overlay Shares Small Cap Equity ETF	157,641	—	7,216	330,803

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.

35

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
At August 31, 2026, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Federal Tax Cost of Investments	$53,918,856	$58,643,905	$91,821,853	$383,825,094	$56,585,880	$73,690,346	$34,174,062
Gross Tax Unrealized Appreciation	$14,295	$10,228,724	$18,390,821	$47,858,978	$185,597	$129,157	$5,163,510
Gross Tax Unrealized Depreciation	(6,612,351)	(220,037)	(674,163)	(761,257)	(1,734,687)	(1,965,601)	(291,674)
Net Tax Unrealized Appreciation (Depreciation)	(6,598,056)	10,008,687	17,716,658	47,097,721	(1,549,090)	(1,836,444)	4,871,836
Undistributed Ordinary Income	—	—	85,473	—	—	—	—
Other Accumulated Gain (Loss)	1	1	(10,668,625)	(1)	—	1	1
Total Distributable Earnings/ (Accumulated Losses)	$(6,598,055)	$10,008,688	$7,133,506	$47,097,720	$(1,549,090)	$(1,836,443)	$4,871,837

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended August 31, 2026, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Core Bond ETF	$—	$—
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	5,558,331	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

At August 31, 2026, the Funds’ fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Core Bond ETF	$—	$—	Indefinite
Overlay Shares Foreign Equity ETF	—	—	Indefinite
Overlay Shares Hedged Large Cap Equity ETF	2,680,692	2,429,603	Indefinite
Overlay Shares Large Cap Equity ETF	—	—	Indefinite
Overlay Shares Municipal Bond ETF	—	—	Indefinite
Overlay Shares Short Term Bond ETF	—	—	Indefinite
Overlay Shares Small Cap Equity ETF	—	—	Indefinite

36

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
During the year ended August 31, 2026, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Core Bond ETF	$211,182	$934,586
Overlay Shares Foreign Equity ETF	—	720,046
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Large Cap Equity ETF	385,356	637,493
Overlay Shares Municipal Bond ETF	41,229	57,915
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended August 31, 2026, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Overlay Shares Core Bond ETF	$143,594	$(143,594)
Overlay Shares Foreign Equity ETF	(228,638)	228,638
Overlay Shares Hedged Large Cap Equity ETF	(8,377,612)	8,377,612
Overlay Shares Large Cap Equity ETF	(5,342,019)	5,342,019
Overlay Shares Municipal Bond ETF	(63,136)	63,136
Overlay Shares Short Term Bond ETF	6,529	(6,529)
Overlay Shares Small Cap Equity ETF	(106,736)	106,736

6. INVESTMENT TRANSACTIONS
During the year ended August 31, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid-in capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Core Bond ETF	$25,420	$(33,118)
Overlay Shares Foreign Equity ETF	228,638	—
Overlay Shares Hedged Large Cap Equity ETF	8,420,148	—
Overlay Shares Large Cap Equity ETF	5,911,975	—
Overlay Shares Municipal Bond ETF	69,688	—
Overlay Shares Short Term Bond ETF	28,883	(165)
Overlay Shares Small Cap Equity ETF	106,736	—

37

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended August 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$3,683,013	$3,385,858	$19,891,666	$8,467,645
Overlay Shares Foreign Equity ETF	6,363,855	8,161,984	32,670,191	880,518
Overlay Shares Hedged Large Cap Equity ETF	3,739,217	6,597,327	52,518,019	33,615,431
Overlay Shares Large Cap Equity ETF	26,674,831	24,881,576	261,937,382	39,895,836
Overlay Shares Municipal Bond ETF	3,029,003	2,843,725	20,273,269	2,813,861
Overlay Shares Short Term Bond ETF	4,894,061	4,899,389	13,197,418	3,070,463
Overlay Shares Small Cap Equity ETF	1,414,679	2,962,263	21,441,096	709,416

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” During the year ended August 31, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

38

OVERLAY SHARES ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
As of August 31, 2026, the value of the securities on loan and payable upon return of securities loaned for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received	Fund Values of Securities on Loan	Fund Collateral Received*
OVB	$—	$—
OVF	7,294,817	7,457,797
OVLH	—	—
OVL	—	—
OVM	10,065,322	10,295,168
OVT	11,035,742	11,277,452
OVS	—	—

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, Chief Compliance Officer, Chief Information Officer, Chief Financial Officer and Controller, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
On September 30, 2026, the Funds paid a distribution to shareholders of record on September 29, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Core Bond ETF	$0.1026	$245,835
Overlay Shares Foreign Equity ETF	0.2771	579,072
Overlay Shares Large Cap Equity ETF	0.4935	4,086,050
Overlay Shares Municipal Bond ETF	0.0931	195,967
Overlay Shares Short Term Bond ETF	0.1197	337,489
Overlay Shares Small Cap Equity ETF	0.3434	353,721

Management has evaluated the Funds’ related events and transactions that occurred subsequent to August 31, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

39

OVERLAY SHARES ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Overlay Shares ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Small Cap Equity ETF (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Liquid Strategies, LLC since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

40

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)
At meetings held on June 3, 2026 and June 5, 2026 (the “Pre-Meetings”) and June 8, 2026 (the “Regular Meeting” and together with the Pre-Meetings, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Small Cap Equity ETF, and Overlay Shares Short Term Bond ETF (each a “Fund” and collectively, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Pre-Meetings representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits realized and expected to be realized by the Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s

41

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended March 31, 2026 had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of each Fund’s performance compared with the funds in its Selected Peer Group.
Overlay Shares Core Bond ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index. The Board further noted that, for the one-year and three-year periods ended March 31, 2026, the Fund outperformed the average of its Peer Group, but underperformed the average of its Peer Group for the five-year period ended March 31, 2026. The Board noted that for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Category Peer Group. With respect to the Selected Peer Group, the Fund performed within the range of the group for the five-year period, but outperformed the group for the one-year and three-year periods.
Overlay Shares Foreign Equity ETF: The Board noted that, for the one-year and three-year periods ended March 31, 2026, the Fund outperformed its benchmark, the MSCI AC World ex USA Net (USD), but underperformed its benchmark for the since inception period ended March 31, 2026. The Board further noted that, for the three-year and five-year periods ended March 31, 2026, the Fund underperformed the average of its Peer Group, but outperformed the average of its Peer Group for the one-year period ended March 31, 2026. The Board noted that for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Category Peer Group. With respect to its Selected Peer Group, the Board noted the Fund performed within the range of its peers for the one-year and three-year periods and underperformed its peers for the five-year period.
Overlay Shares Large Cap Equity ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund outperformed its benchmark, the S&P 500 Total Return Index. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Peer Group and its Category Peer Group. With respect to its Selected Peer Group, the Board noted the Fund performed within the range of its peers for the three-year period ended March 31, 2026 and outperformed its peers for the one-year and five-year periods ended March 31, 2026.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund underperformed its benchmark, the S&P 500 Total Return Index. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Peer Group and its Category Peer Group. Lastly, the Board noted that for the one-year, three-year and five-year periods ended March 31, 2026, the Fund performed within the range of the funds in its Selected Peer Group.
Overlay Shares Municipal Bond ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index. The Board noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund underperformed the average of its Peer Group. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Category Peer Group. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the funds within its Selected Peer Group.
Overlay Shares Small Cap Equity ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund outperformed its benchmark, the S&P SmallCap 600 Total Return Index. The Board noted that, for the one-year and three-year periods ended March 31, 2026, the Fund outperformed the average of its Peer Group, but for the five-year period ended March 31, 2026 underperformed the average of its Peer Group. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund

42

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
outperformed the average of its Category Peer Group. The Board further noted that, for the one-year and three-year periods ended March 31, 2026, the Fund outperformed the funds within its Selected Peer Group and performed within the range of the funds within its Selected Peer Group for the five-year period ended March 31, 2026.
Overlay Shares Short Term Bond ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2026, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate 1-5 Year Total Return Index. The Board noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund underperformed the average of its Peer Group. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the average of its Category Peer Group. The Board further noted that, for the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed the funds within its Selected Peer Group.
The Board considered the Adviser’s opinion that each Fund has a unique investment strategy that differs from its peers and its benchmarks, and that those peers may not serve as apt comparisons.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, and its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Overlay Shares Core Bond ETF: The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Foreign Equity ETF: The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Large Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average and equal to the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Overlay Shares Municipal Bond ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Small Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Overlay Shares Short Term Bond ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.

43

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
The Board considered the Adviser’s discussion of the characteristics that set each Fund apart from its respective peers to warrant a higher management fee and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which each investment strategy is implemented.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

44

OVERLAY SHARES ETFs
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreements.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds was as follows:

Overlay Shares Core Bond ETF	7.20%
Overlay Shares Foreign Equity ETF	26.46%
Overlay Shares Large Cap Equity ETF	73.47%
Overlay Shares Municipal Bond ETF	93.35%
Overlay Shares Short Term Bond ETF	26.72%
Overlay Shares Small Cap Equity ETF	81.68%

For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as providedfor by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Shares Foreign Equity ETF	59.41%
Overlay Shares Large Cap Equity ETF	87.13%
Overlay Shares Small Cap Equity ETF	63.94%
Overlay Hedged Large Cap Equity ETF	79.84%

For the fiscal year ended August 31, 2026, the percent of ordinary income distributions qualifying for the corporate dividends receiveddeduction was as follows:

Overlay Shares Foreign Equity ETF	100.00%
Overlay Shares Large Cap Equity ETF	0.17%
Overlay Shares Small Cap Equity ETF	0.19%

For the fiscal year ended August 31, 2026, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$1,162,704	$34,161

45

Overlay Shares Mutual Funds
Overlay Shares Enhanced Equity Fund (OVEEX)
Overlay Shares Hedged Equity Fund (OVHEX)
Annual Financial Statements & Additional Information
August 31, 2026

Overlay Shares Enhanced Equity Fund
Schedule of Investments
August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 141.9%
ProShares Ultra S&P500	1	$70
Vanguard S&P 500 ETF(a)	4	2,820
TOTAL EXCHANGE TRADED FUNDS (Cost $2,888)		2,890
TOTAL INVESTMENTS - 141.9% (Cost $2,888)		$2,890
Liabilities in Excess of Other Assets - (41.9)%		(853)
TOTAL NET ASSETS - 100.0%		$2,037

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$2,890	$—	$—	$2,890
Total Investments	$2,890	$—	$—	$2,890

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

1

Overlay Shares Hedged Equity Fund
Schedule of Investments
August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 75.6%
ProShares Ultra S&P500	2	$140
Vanguard S&P 500 ETF(a)	2	1,410
TOTAL EXCHANGE TRADED FUNDS (Cost $1,535)		1,550
TOTAL INVESTMENTS - 75.6% (Cost $1,535)		$1,550
Other Assets in Excess of Liabilities - 24.4%		500
TOTAL NET ASSETS - 100.0%		$2,050

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,550	$—	$—	$1,550
Total Investments	$1,550	$—	$—	$1,550

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

OVERLAY SHARES MUTUAL FUNDS
Statements of Assets and Liabilities
August 31, 2026

	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund
ASSETS:
Investments, at value	$2,890	$1,550
Cash	16,816	18,169
Due from adviser	368	368
Interest receivable	37	37
Prepaid expenses and other assets	30,321	30,321
Total assets	50,432	50,445
LIABILITIES:
Payable for audit fees	19,800	19,800
Payable for fund administration and accounting fees	13,150	13,150
Payable for legal fees	9,375	9,375
Payable for transfer agent fees	2,192	2,192
Payable for compliance fees	962	962
Payable for custodian fees	512	512
Payable for shareholder servicing fees	1	1
Payable for expenses and other liabilities	2,403	2,403
Total liabilities	48,395	48,395
NET ASSETS	$2,037	$2,050
Net Assets Consist of:
Paid-in capital	$2,000	$2,000
Total distributable earnings	37	50
Total net assets	$2,037	$2,050
Net assets	$2,037	$2,050
Shares issued and outstanding(a)	78	78
Net asset value per share	$26.02	$ 26.21
Cost:
Investments, at cost	$2,888	$1,535

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

OVERLAY SHARES MUTUAL FUNDS
Statements of Operations
For the Period Ended August 31, 2026

	Overlay Shares Enhanced Equity Fund(a)	Overlay Shares Hedged Equity Fund(a)
INVESTMENT INCOME:
Interest income	$39	$39
Total investment income	39	39
EXPENSES:
Audit fees	19,800	19,800
Fund administration and accounting fees	13,150	13,150
Legal fees	9,375	9,375
Transfer agent fees	2,192	2,192
Trustees’ fees	1,443	1,443
Compliance fees	962	962
Reports to shareholders	962	962
Custodian fees	512	512
Investment advisory fee	2	2
Shareholder service costs	1	1
Other expenses and fees	797	797
Total expenses	49,196	49,196
Expense reimbursement by Adviser	(49,192)	(49,192)
Net expenses	4	4
NET INVESTMENT INCOME	35	35
REALIZED AND UNREALIZED GAIN:
Net change in unrealized appreciation (depreciation) on:
Investments	2	15
Net change in unrealized appreciation (depreciation)	2	15
Net realized and unrealized gain	2	15
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37	$50

(a)	Inception date of the Fund was July 10, 2026.
The accompanying notes are an integral part of these financial statements.

4

OVERLAY SHARES MUTUAL FUNDS
Statements of Changes in Net Assets

	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund
	Period Ended August 31, 2026(a)	Period Ended August 31, 2026(a)
OPERATIONS:
Net investment income	$35	$35
Net change in unrealized appreciation (depreciation)	2	15
Net increase in net assets from operations	37	50
CAPITAL TRANSACTIONS:
Subscriptions	2,000	2,000
Net increase in net assets from capital transactions	2,000	2,000
Net increase in net assets	2,037	2,050
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 2,037	$ 2,050
SHARES TRANSACTIONS
Subscriptions	78	78
Total increase in shares outstanding	78	78

(a)	Inception date of the Fund was July 10, 2026.
The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Enhanced Equity Fund
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.80
Net realized and unrealized gain (loss) on investments(c)	0.22
Total from investment operations	1.02
Net asset value, end of period	$26.02
Total return(d)	4.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	32,088.74%
After expense waiver/recoupment(e)(f)	2.49%
Ratio of net investment income (loss) to average net assets(e)(f)	22.83%
Portfolio turnover rate(d)	—%

(a)	Inception date of the Fund was July 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Hedged Equity Fund
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.80
Net realized and unrealized gain (loss) on investments(c)	0.41
Total from investment operations	1.21
Net asset value, end of period	$26.21
Total return(d)	4.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	32,056.09%
After expense waiver/recoupment(e)(f)	2.49%
Ratio of net investment income (loss) to average net assets(e)(f)	22.81%
Portfolio turnover rate(d)	—%

(a)	Inception date of the Fund was July 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

7

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026
1. ORGANIZATION
Overlay Shares Enhanced Equity Fund (“OVEEX”) and Overlay Shares Hedged Equity Fund (“OVHEX”), (each a “Fund” and collectively, the “Funds”) are each a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Each Fund seeks to achieve capital appreciation by investing in one or more other exchange traded funds (“ETFs”) that seek to obtain exposure to the performance of U.S. large-cap equity securities or directly in the securities held by such ETFs. OVEEX will also purchase listed call options to obtain additional upside participation in U.S. large-cap equities and OVHEX will also purchase long-term out-of-the-money put options to hedge against significant declines in U.S. large-cap equities. During the period ended August 31, 2026, the Funds did not have any option-related activity.
Costs incurred by the Funds in connection with the organization, registration and the initial offering of shares were paid by Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Inception date of the Funds was July 10, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Liquid Strategies as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the

8

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of August 31, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a Fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined by the valuation committee at the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

9

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. Each Fund generally pays out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2026. At August 31, 2026, the tax periods since inception are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds,

10

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2026, the Funds did not hold any derivative instruments.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.49% of each Fund’s average daily net assets. Each Fund is responsible for its own operating expenses; however, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that each Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, expenses incurred in connection with any merger or reorganization, and any distribution (12b-1) fees, shareholder servicing plan fees, administrative servicing fees, front-end or contingent deferred loads (collectively, “Excluded Expenses”)) do not exceed an annual rate of 2.49% of each Fund’s average daily net assets through at least July 9, 2028, unless sooner terminated. To the extent a Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 2.49% of a Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and expenses paid from a Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; and (2) the expense limitation in place at the time of the recoupment. Any such reimbursement will be reviewed by the Board of Trustees. The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees.
Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of investment advisory fees.
At August 31, 2026, the expenses reimbursed to the Funds and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year Waived/Reimbursed	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund	Expiration
August 31, 2026	$48,790	$48,790	August 31, 2029

See Note 5 – Each Fund’s shares have an Administrative Servicing Fee paid to service providers, including dealers, in connection with investments in a Fund through platforms and other investment programs for certain administrative services provided to or for the Fund's beneficial shareholders, such as shareholder recordkeeping and reporting among others.

11

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement.
All officers of the Trust are affiliated with the Administrator and the Custodian.
For the period ended August 31, 2026, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund
Administration & Accounting	$13,150	$13,150
Custody	512	512
Transfer Agency	2,192	2,192
Compliance	962	962

At August 31, 2026, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund
Administration & Accounting	$13,150	$13,150
Custody	512	512
Transfer Agency	2,192	2,192
Compliance	962	962

The above payable amounts are included in the Statements of Assets and Liabilities.
4. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

Year Ended August 31, 2026
	Ordinary Income(1)(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Enhanced Equity Fund	$ —	$ —	$ —	$ —
Overlay Shares Hedged Equity Fund	—	—	—	—

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.

12

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
At August 31, 2026, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Enhanced Equity Fund	Overlay Shares Hedged Equity Fund
Federal Tax Cost of Investments	$2,888	$ 1,535
Gross Tax Unrealized Appreciation	$18	$20
Gross Tax Unrealized Depreciation	(16)	(5)
Net Tax Unrealized Appreciation (Depreciation)	2	15
Undistributed Ordinary Income	35	35
Other Accumulated Gain (Loss)	—	—
Total Distributable Earnings/(Accumulated Losses)	$37	$50

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable period ended August 31, 2026, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Enhanced Equity Fund	$ —	$ —
Overlay Shares Hedged Equity Fund	—	—

At August 31, 2026, the Funds’ fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Enhanced Equity Fund	$ —	$ —	Indefinite
Overlay Shares Hedged Equity Fund	—	—	Indefinite

During the period ended August 31, 2026, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Enhanced Equity Fund	$ —	$ —
Overlay Shares Hedged Equity Fund	—	—

5. SHAREHOLDER SERVICING PLAN
Pursuant to a Shareholder Servicing Plan (the “Plan”) adopted by the Trust on behalf of the Funds, the Adviser may enter into arrangements with service providers to provide certain administrative services to Fund shareholders. Under the Plan, the Funds are subject to an Shareholder Servicing Fee of 0.75%.
For the period ended August 31, 2026, Shareholder Servicing fees were as follows:

Fund
Overlay Shares Enhanced Equity Fund	$1
Overlay Shares Hedged Equity Fund	$1

13

OVERLAY SHARES MUTUAL FUNDS
Notes to the Financial Statements
August 31, 2026(Continued)
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended August 31, 2026, were as follows:

	Purchases	Sales
Overlay Shares Enhanced Equity Fund	$ 2,888	$ —
Overlay Shares Hedged Equity Fund	1,535	—

7. PRINCIPAL RISKS
As with all mutual funds, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, Chief Compliance Officer, Chief Information Officer, Chief Financial Officer and Controller, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to August 31, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

14

OVERLAY SHARES MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Overlay Shares Mutual Funds and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Overlay Shares Enhanced Equity Fund and Overlay Shares Hedged Equity Fund (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 10, 2026 (inception date) through August 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, and the results of their operations, changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Liquid Strategies, LLC since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

15

OVERLAY SHARES MUTUAL FUNDS
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
(Unaudited)
At meetings held on February 24, 2026 (the “February Meeting”) and March 4, 2026 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of the Overlay Shares Enhanced Equity Fund and Overlay Shares Hedged Equity Fund (each a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because each Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board reviewed the proposed management fee for each Fund compared to a group of funds selected by Barrington Partners as most comparable to the Fund (the “Peer Group”).

16

OVERLAY SHARES MUTUAL FUNDS
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
(Unaudited)(Continued)
Additionally, the Board compared the Overlay Shares Hedged Equity Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (the “Selected Peer Group”).
Overlay Shares Enhanced Equity Fund: The Board noted that the management fee was higher than the average and median of its Peer Group.
Overlay Shares Hedged Equity Fund: The Board noted that the management fee was higher than the average and median of its Peer Group and higher than funds in the Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set each Fund apart from its respective peers to warrant higher management fees and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of each Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for each Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board noted that the Adviser has agreed to waive its management fees and/or reimburse expenses of each Fund for a period of two years from commencement of operations to ensure that the total amount of each Fund’s operating expenses (exclusive of Rule 12b-1 fees, shareholder servicing plan fees, administrative servicing fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) does not exceed 2.49% of the average annual net assets of each Fund. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of each Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board noted that each Fund’s proposed management fee structure did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

17

OVERLAY SHARES MUTUAL FUNDS
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to the Funds’ Financial Statements for detailed information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreements.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Shares Enhanced Equity Fund	0.00%
Overlay Shares Hedged Equity Fund	0.00%

For the fiscal period ended August 31, 2026, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Overlay Shares Enhanced Equity Fund	0.00%
Overlay Shares Hedged Equity Fund	0.00%

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Liquid Strategies ETFs: All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Liquid Strategies Mutual Funds: See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/4/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	11/4/2026

* Print the name and title of each signing officer under his or her signature